VESSELS	12 Months Ended
Dec. 31, 2025
VESSELS [Abstract]
VESSELS
4.	VESSELS

Vessels consists of the carrying value of 20 vessels for the year ended December 31, 2025, and December 31, 2024, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2025	2024
Vessels Cost as of January 1	1,153,392	1,152,522
Additions Vessels	133,748	870
Disposals Vessels	(102,716)	-
Drydocking Cost as of January 1	81,473	79,599
Additions Drydocking	23,242	1,874
Disposals Drydocking	-	-
Total Cost Vessels and Drydocking	1,289,139	1,234,865
Less Accumulated Depreciation	(490,843)	(505,519)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Less Vessels Held for Sale	(36,016)	-
Net Book Value Vessels as of December 31	748,207	715,273

Impairment and Gain on Disposal of Vessels

The Company has not recorded impairment losses on any of its vessels for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively.

The Company sold and delivered two vessels during 2025, the 2003 build Nordic Apollo and the 2004 build Nordic Castor. The aggregated gains of $16.6 million recognized on these sales is presented as “Gain on Disposal of Vessels” in the consolidated statement of operations. No vessels were sold in 2024.

If events or change in circumstances indicate that carrying amounts may not be recoverable, the Company reviews its vessels for impairment on an asset-by-asset basis by comparing the carrying value of its vessels to estimated undiscounted cash flows for the remaining useful life of its vessels. If applicable, the Company develops undiscounted future cash flows for the remaining useful life of the vessels with assumptions and estimates made based on historical trends as well as future expectations. The most important assumption in determining undiscounted cash flows are the estimated charter rates. Charter rates are volatile, and the analysis have in prior periods been based on market rates obtained from third parties, in combination with historical rates achieved by the Company. No events or change in circumstances were identified as of December 31, 2025, that indicated that the carrying values may not be recoverable.